Significant restructuring transaction, mergers and acquisitions and investments - Trendyol (Details) ¥ in Millions, $ in Millions	1 Months Ended				12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Jul. 31, 2018 USD ($)	Jul. 31, 2018 CNY (¥)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)
The allocation of the purchase price at the date of acquisition
Goodwill					$ 39,477	¥ 264,935	¥ 162,149	¥ 125,420
Trendyol
The allocation of the purchase price at the date of acquisition
Equity interest held in investee (as a percentage)	85.00%	85.00%
Trade names, trademarks and domain names | Maximum
The allocation of the purchase price at the date of acquisition
Estimated amortization periods					20 years
User base and customer relationships | Maximum
The allocation of the purchase price at the date of acquisition
Estimated amortization periods					16 years
Developed technology and patents | Maximum
The allocation of the purchase price at the date of acquisition
Estimated amortization periods					5 years
Trendyol
Acquisition
Percentage of equity interest acquired				85.00%
Total investment consideration			$ 728	¥ 4,980
The allocation of the purchase price at the date of acquisition
Net assets acquired				1,009
Goodwill				3,938
Deferred tax liabilities				(228)
Noncontrolling interests				(817)
Total				4,980
Cash, cash equivalents and short-term investments				¥ 1,206
Weighted average amortization period			12 years 6 months	12 years 6 months
Cash consideration for additional equity interest acquired	$ 2	¥ 16
Reduction in noncontrolling interest		¥ 14
Trendyol | Maximum
The allocation of the purchase price at the date of acquisition
Estimated amortization periods			15 years	15 years
Trendyol | Trade names, trademarks and domain names
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets				¥ 660
Trendyol | User base and customer relationships
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets				388
Trendyol | Developed technology and patents
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets				¥ 30